WILSHIRE TARGET FUNDS, INC.

WILSHIRE 5000 INDEX PORTFOLIO
(the "Investment Class Shares")

Supplement dated March 1, 1999
to Prospectus dated January 16, 1999


	As set forth in the Wilshire 5000 Index Portfolio (the Portfolio) prospectus, the Portfolios investment adviser, Wilshire Associates Incorporated (Wilshire), has agreed to voluntarily waive all of its advisory fees and to reimburse the Portfolio expenses until at least December, 1999, to the extent necessary to maintain the Portfolio expense ratio at 0.35% of the Portfolio average daily net assets. (excluding the Rule 12b-1 fee). Wilshire and the Portfolio have entered into an agreement dated March 1, 1999 pursuant to which Wilshire will be able to recoup the amounts of its fee waivers and expenses reimbursements in the following two year period, but only to the extent that the Portfolio expense ratio in a year is less than 0.35% (excluding Rule 12b-1 fees). Accordingly, the prospectus is revised as follows:

	1.	The second sentence of the first paragraph under the
heading "Management of the Portfolio Expenses is removed.

	2.	The following sentence is added at the end of the
second paragraph under the heading Management of the Portfolio
 Investment Adviser:

The agreement of Wilshire to waive its advisory fees and to pay the Portfolio expenses is subject to the obligation of the Portfolio to repay Wilshire such expenses and fee waivers in future years, if any, when the Portfolio expenses fall below 0.35% (excluding Rule 12b-1 fees), but only to the extent that such repayment would not cause the Portfolio expenses in any future year to exceed 0.35%, and provided that the Portfolio is not obligated to repay such expenses more that two years after the end of the fiscal year in which incurred.


WILSHIRE TARGET FUNDS, INC.

WILSHIRE 5000 INDEX PORTFOLIO
(the "Institutional Class Shares")

Supplement dated March 1, 1999
to Prospectus dated January 16, 1999


	As set forth in the Wilshire 5000 Index Portfolio (the Portfolio) prospectus, the Portfolios investment adviser, Wilshire Associates Incorporated (Wilshire), has agreed to voluntarily waive all of its advisory fees and to reimburse the Portfolio expenses until at least December, 1999, to the extent necessary to maintain the Portfolio expense ratio at 0.35% of the Portfolio average daily net assets. Wilshire and the Portfolio have entered into an agreement dated March 1, 1999 pursuant to which Wilshire will be able to recoup the amounts of its fee waivers and expenses reimbursements in the following two year period, but only to the extent that the Portfolio expense ratio in a year is less than 0.35%. Accordingly, the prospectus is revised as follows:

	1.	The second sentence of the first paragraph under the
heading "Management of the Portfolio  Expenses is removed.

	2.	The following sentence is added at the end of the
second paragraph under the heading Management of the Portfolio
 Investment Adviser:

The agreement of Wilshire to waive its advisory fees and to pay the Portfolio expenses is subject to the obligation of the Portfolio to repay Wilshire such expenses and fee waivers in future years, if any, when the Portfolio expenses fall below 0.35%, but only to the extent that such repayment would not cause the Portfolio expenses in any future year to exceed 0.35%, and provided that the Portfolio is not obligated to repay such expenses more that two years after the end of the fiscal year in which incurred.